Employment and Compensation Arrangements - Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employment and Compensation Arrangements
Weighted-average expected dividend yield	0.00%	0.00%	0.00%
Weighted-average expected volatility	19.87%	21.86%	27.50%
Weighted-average risk-free interest rate	2.43%	3.02%	2.53%
Expected life (in years)	7 years 3 months 18 days	8 years 6 months	9 years
Maximum
Employment and Compensation Arrangements
Expected volatility - Maximum	20.26%	23.05%	27.90%
Minimum
Employment and Compensation Arrangements
Expected volatility - Minimum	19.52%	21.00%	24.84%